Shareholders' Equity (Details) - shares			12 Months Ended
		Nov. 10, 2010	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[1]
Kings Gaming [Member]
Stock Issued During Period, Shares, Acquisitions		1,500,000	0	[1]	0	[1]	0
Bao Li Gaming [Member]
Stock Issued During Period, Shares, Acquisitions	[2]		1,025,000		1,250,000
Oriental VIP Room [Member]
Stock Issued During Period, Shares, Acquisitions	[3]		718,750		1,250,000

[1]	King’s Gaming did not meet its Gross Profit Target for the years ended December 31, 2014, 2013 and 2012, and therefore no shares for achieving those performance targets were issued.
[2]	Bao Li achieved the minimum rolling chip target and also reached the incremental earn out rolling chip target for 2013 and 2014, and therefore an aggregate of 1,250,000 and 1,025,000 Ordinary Shares were issued in the third quarter of 2014 and the second quarter of 2015, respectively.
[3]	The Oriental VIP Room achieved the minimum rolling chip target and also reached the incremental earn out rolling chip target for the 12 months ended June 30, 2014, and therefore an aggregate of 1,250,000 Ordinary Shares were issued in the fourth quarter of 2014. The Oriental VIP Room achieved the minimum rolling chip target and also reached an additional incremental earn out rolling chip target for the 12 months ended June 30, 2015 and a total of 718,750 Ordinary Shares were issued during the third quarter of 2015.